Financial Risk Management - Schedule of Foreign Currency Sensitivity Analysis (Detail) - US dollars to Euro [member] - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Nominal positions	€ 60,581	€ 549,243
Increase in foreign currency exchange rate	10.00%	10.00%
Profit and loss before tax	€ 6,058	€ 54,924
Equity before tax	€ 6,058	€ 54,924